RELATED PARTY TRANSACTIONS (Schedule of Company's Shares and Share Option Plan) (Details) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Class A Ordinary shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding Beginning Balance	10,727,376	8,158,452	9,291,652
Exercised		(322,272)	(1,602,000)
Granted	5,630,000	2,160,000	976,000
Fortified	(4,732,807)	(165,997)	(507,200)
Outstanding at end of year	10,727,376	10,727,376	8,158,452
Class A Ordinary shares [Member] | Directors' and Company Secretary's [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding Beginning Balance	5,719,706	5,695,306
Exercised
Granted
Expired
Fortified
Shares purchased during the year		24,400
Outstanding at end of year	5,719,706	5,719,706	5,695,306
Share Option [Member] | Directors' and Company Secretary's [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding Beginning Balance	7,655,004	6,015,004
Exercised		(60,000)
Granted	5,150,000	1,700,000
Expired	(315,000)
Fortified	(3,720,000)
Shares purchased during the year
Outstanding at end of year	7,655,004	7,655,004	6,015,004